COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 11, 2022	Dec. 31, 2021
Restricted cash	$ 296,322	$ 296,322	$ 296,322		$ 296,322
Term of lease of Kibi Project	15 years
Ghana Revenue Agency [Member]
Additional tax liability				$ 356,281